CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 260,588	$ 275,580
Short-term investments	5,794	5,899
Trade receivables, net of allowances for credit losses of $21,619 and $18,360, respectively	561,737	538,177
Grower advance receivables, net of allowances for credit losses of $21,025 and $19,839, respectively	131,708	109,958
Other receivables, net of allowances for credit losses of $12,944 and $13,227, respectively	117,223	117,069
Inventories, net of allowances of $4,786 and $4,792, respectively	377,989	378,592
Prepaid expenses	63,554	61,724
Other current assets	15,883	17,401
Fresh Vegetables current assets held for sale	423,743	414,457
Other assets held for sale	1,654	1,832
Total current assets	1,959,873	1,920,689
Long-term investments	15,661	15,970
Investments in unconsolidated affiliates	136,122	131,704
Actively marketed property	13,781	13,781
Property, plant and equipment, net of accumulated depreciation of $506,521 and $444,775, respectively	1,125,511	1,102,234
Operating lease right-of-use assets	319,730	340,458
Goodwill	441,792	513,312
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $124,349 and $134,420, respectively	27,216	41,232
Other assets	100,913	109,048
Deferred tax assets, net	69,475	66,485
Total assets	4,516,354	4,561,193
LIABILITIES AND EQUITY
Accounts payable	641,543	670,904
Income taxes payable	66,495	22,917
Accrued liabilities	388,157	357,427
Bank overdrafts	16,451	11,488
Current portion of long-term debt, net	87,023	222,940
Current maturities of operating leases	62,597	63,653
Payroll and other tax	22,094	27,791
Contingent consideration	1,037	1,788
Pension and other postretirement benefits	15,466	16,570
Fresh Vegetables current liabilities held for sale	269,879	291,342
Dividends payable and other current liabilities	14,738	29,892
Total current liabilities	1,585,480	1,716,712
Long-term debt, net	878,785	845,013
Operating leases, less current maturities	262,681	287,991
Deferred tax liabilities, net	79,956	92,653
Income taxes payable, less current portion	0	16,664
Contingent consideration, less current portion	7,725	7,327
Pension and other postretirement benefits, less current portion	113,718	121,689
Other long-term liabilities	52,962	52,295
Total liabilities	2,981,307	3,140,344
Contingencies (See Note 16)
Redeemable noncontrolling interests	$ 34,790	$ 34,185
Common stock, shares outstanding (in shares)	95,012	94,929
Stockholders’ equity:
Common stock — $0.01 par value; 300,000 shares authorized; 95,012 and 94,929 shares outstanding as of September 30, 2024 and December 31, 2023	$ 950	$ 949
Additional paid-in capital	801,919	796,800
Retained earnings	704,047	562,562
Accumulated other comprehensive loss	(117,000)	(110,791)
Total equity attributable to Dole plc	1,389,916	1,249,520
Equity attributable to noncontrolling interests	110,341	137,144
Total equity	1,500,257	1,386,664
Total liabilities, redeemable noncontrolling interests and equity	$ 4,516,354	$ 4,561,193